Pro Forma Financial Information	9 Months Ended
Sep. 30, 2011
Pro Forma Financial Information

14. Pro Forma Financial Information

Contributions of revenues and earnings by the acquisitions of Stone Rise, Summit Crossing, and Trail Creek to the Company’s results of operations from the dates of acquisition (April 15, 2011, April 21, 2011 and April 29, 2011 for Stone Rise, Summit Crossing and Trail Creek, respectively) through September 30, 2011 were:

	Stone Rise	Summit Crossing	Trail Creek	Total
Revenues	$1,594,718	$1,656,129	$1,135,224	$4,386,071
Depreciation and amortization expense	2,127,046	2,560,988	1,735,886	6,423,920
Other expenses	893,480	1,031,635	655,933	2,581,048
Net loss	$(1,425,808)	$(1,936,494)	$(1,256,595)	$(4,618,897)

The Company’s condensed pro forma financial results, assuming the acquisitions of Stone Rise, Summit Crossing, and Trail Creek were hypothetically completed on January 1, 2010 were:

	Three months ended:		Nine months ended:
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Pro forma:
Revenue	$2,633,628	$2,338,867	$7,442,678	$6,666,985
Amortization of intangibles	—	(310,986)	—	(5,537,067)
Depreciation expense	(726,658)	(1,007,756)	(2,472,468)	(2,972,115)
Acquisition costs	(18,272)	(59,744)	(811,932)	(1,047,733)
Organization costs	—	—	(94,372)	(150,804)
Property operating expenses	(1,060,675)	(1,037,501)	(3,036,288)	(2,944,196)
Other expenses	(831,653)	(742,589)	(2,388,676)	(2,241,375)
Net loss	$(3,630)	$(819,709)	$(1,361,058)	$(8,226,305)
Pro forma basic and diluted loss per share	$(0.00)	$(0.19)	$(0.28)	$(1.94)
Pro Forma weighted average outstanding shares, basic and diluted	4,851,386	4,248,569	4,849,909	4,248,569

Since the Company commenced operations with its IPO on April 5, 2011, pro forma adjustments have been made to corporate general and administrative expenses for the nine-month periods ended September 30, 2011 and 2010. These pro forma results are not necessarily indicative of what historical performance would have been had these business combinations been effective January 1, 2010, nor should they be interpreted as expectations of future results.